Stock Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding, beginning balance	475,270	347,789
Granted	204,499	134,243
Exercised
Forfeited		(6,762)
Outstanding, ending balance	679,769	475,270
Exercise Price
Outstanding, beginning balance
Granted
Exercised
Forfeited		$ 0.91
Outstanding, ending balance
Minimum [Member]
Exercise Price
Outstanding, beginning balance	$ 0.91	$ 0.91
Granted	$ 0.91	$ 0.91
Outstanding, ending balance	$ 0.91	$ 0.91
Maximum [Member]
Exercise Price
Outstanding, beginning balance	$ 1.01	$ 1.01
Granted	$ 3.00	$ 1.01
Outstanding, ending balance	$ 3.00	$ 1.01